Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of Current Liabilities and Non-Current Liabilities
Following are the contractual conditions of the Group’s interest-bearing loans and credit, which are measured based on amortized cost. Additional information regarding the Group’s exposure to interest risks, foreign currency and liquidity risk is provided in Note 30, in connection with financial instruments.

	As at December 31
	2018	2017
	$ thousands
Current liabilities
Short-term loans from banks, financial institutions and others (1)	-	317,684
	-	317,684
Current maturities of long-term liabilities:
Loans from banks, financial institutions and others	20,302	123,908
Non-convertible debentures	2,933	6,364
	23,235	130,272
Total current liabilities	23,235	447,956
Non-current liabilities
Loans from banks and financial institutions	487,759	503,785
Non-convertible debentures	75,476	84,758
Total non-current liabilities	563,235	588,543

Total liabilities	586,470	1,036,499

(1)	Balances as at December 31, 2017 mainly relate to loans from related parties (see Note 29.D).

Schedule of Classification based on Currencies and Interest Rates
Classification based on currencies and interest rates

	Weighted-average interest rate December 31	As at December 31,
	2018	2018	2017
	%	$ Thousands
Non-current liabilities (including current maturities)

Debentures
In shekels	4.45%	78,409	91,122
		78,409	91,122
Loans from financial institutions (including financing lease)
In dollars	-	-	99,964
In shekels	4.72%	508,061	527,729
		508,061	627,693

		586,470	718,815